Property Plant and Equipment (Details Narrative) - ARS ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Discontinued Operations [Member]
Statement [Line Items]
Depreciation charges		$ 4,604
General And Administrative Expenses [Member]
Statement [Line Items]
Depreciation charges	$ 182	164
Costs [Member]
Statement [Line Items]
Depreciation charges	463	515
Selling Expenses [Member]
Statement [Line Items]
Depreciation charges	$ 4	$ 7